ADVANCES TO SUPPLIERS, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in and Advances to Affiliates [Abstract]
Provision of advances to suppliers	$ 223,079	$ 14,748,044	$ 1,539,867	$ 3,508,411